Long-Term Payables	12 Months Ended
Sep. 30, 2024
Long-Term Payables [Abstract]
Long-term payables

NOTE 15 – Long-term payables

Long-term payable as of September 30, 2024 and September 30, 2023 consisted of the following:

	Septmber 30,	September 30,
	2024	2023
Long- term payable (from guarantee deposit)*	$-	$271,590
Long- term payable (from financial liability )**	1,113,216	-
Less unrecognized financing expense**	220,991	-
	892,225	271,590
Less current portion of long-term payable**	375,285	-
	$516,940	$271,590

*	The Company has entered into a contract with a third-party construction company for the construction of a factory building. As of July 2023, the construction of the factory building has been completed and is in the expected usable state. According to the terms of the contract, 3% of the total contract price was withheld as a quality guarantee deposit for the factory building and will be paid within one year in the future after September 30, 2024.

**	As of September 30, 2024, the Company has four borrowing transactions with four third-party by using company’s equipment as the guarantee. In these borrowing arrangements, the Company has no obligation to transferring the underlying asset to an unaffiliated third party. All these machineries are currently being used by the Company for its production purpose. For accounting purposes, the Company recognized these transactions as a financial liability measured at amortized cost subsequent to initial recognition. After deducting the portion due within one year, the balances which with these third-party lenders as of September 30, 2024 is $516,940.